Form N-1A Supplement	Jul. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated July 24, 2025
to the currently effective Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”) for the iShares Exponential Technologies ETF (XT) (the “Fund”)
Effective September 22, 2025, the Fund’s name will be changed as follows:

Current Fund Name	New Fund Name

iShares Exponential Technologies ETF	iShares Future Exponential Technologies ETF
Change to the Underlying Index
Morningstar, Inc. (the “Index Provider” or “Morningstar”) has updated the index methodology for the Morningstar® Exponential Technologies Index (the “Underlying Index” of the Fund). The updated index methodology will move to a modified float-adjusted market capitalization weighting scheme (from equal weighting), add capping to individual security weight and theme exposure weight, adopt a quarterly rebalancing schedule (from annual), and target an updated set of themes. These index enhancements are intended to better harness the information contained in market prices, increase investment capacity, and keep the index aligned with distinctive transformational technologies. The Index Provider will implement the transition of the Underlying Index to the updated index methodology in two phases. The first phase will take place after the market close of September 19, 2025, via a one‑time, off‑cycle reconstitution, where the index will move approximately halfway between the Underlying Index’s pre‑reconstitution level and the final target. The second phase will be implemented during the regular annual reconstitution in December 2025. During the interim period between the two reconstitutions, the index may include more than 200 stocks.
Accordingly, the Fund will implement changes in the updated index methodology in the same transition schedule as set out by the Index Provider. The Fund will implement the first phase after market close on September 19, 2025 to be effective at market open on September 22, 2025 and the second phase after market close on December 19, 2025 to be effective at market open on December 22, 2025.
Effective September 22, 2025, in accordance with the Index Provider’s changes to the Underlying Index’s methodology, the Fund will be updated as follows:
Change to the Fund’s “Principal Investment Strategies”
The first five paragraphs of the section entitled Principal Investment Strategies of the Summary Prospectus and Prospectus of the Fund are deleted in their entirety and replaced with the following:
The Fund seeks to track the investment results of the Morningstar® Exponential Technologies IndexSM (the “Underlying Index”), which measures the performance of equity securities issued by companies that Morningstar, Inc. (the “Index Provider” or “Morningstar”) has determined are positioned to experience meaningful economic benefits as a supplier or producer of promising technologies. Exponential technologies displace older technologies, create new markets, and have the potential to affect significant economic impacts.
The Underlying Index is a subset of the Morningstar Global Markets Index (the “Parent Index”). To be eligible for inclusion in the Underlying Index, constituents must be (1) companies that have an average three-month trailing daily trading volume of $2 million or greater and float market capitalization greater than $300 million and (2) companies that received a thematic exposure score of 1 or higher on at least one of the targeted themes as determined by Morningstar’s Global Equity Research team and its analysts. The Morningstar analysts perform fundamental research to assign companies within the eligible universe thematic exposure scores of 0, 1, 2, 3, or 4 based on exponential technology themes. Analysts assess whether exposure to a theme will drive a material net profit increase and then project the percentage of revenue a company will derive from exposure to each theme or subtheme over the next five years.
The Underlying Index is weighted by float-adjusted market capitalization with individual constituent weight capped at 4% and core exposure to each theme capped at 25%, where the aggregate weight of the stocks that receive a score of 2 or higher count toward core exposure to that theme. Current constituents must have an average three-month trading volume not less than $1.5 million or free-float market capitalization greater than $200 million for continued inclusion in the Underlying Index. To ensure representation across each theme, Morningstar prioritizes theme leaders for inclusion in the Underlying Index. Morningstar identifies “Theme Leaders” by prioritizing up to the top 10 scoring companies within each theme based on the following criteria listed in descending order of preference: highest thematic score, existing constituents over new constituents and smaller market capitalization over larger market capitalization. Theme Leaders are prioritized for inclusion in the Underlying Index, and remaining constituents are then ranked in descending order based on the number of themes in which a company scores a “4,” the number of themes in which a company scores a “3,” the number of themes in which a company scores a “2,” and the number of themes in which a company scores a “1,” followed by existing constituents over new constituents, and lastly, smaller market capitalization over larger market capitalization. From this prioritization, companies are added to the list of constituents until the Underlying Index hits the targeted 200 constituents, but the Underlying Index can have more or fewer than the targeted 200. After selection and weighting of the portfolio, 90% of index weight at the time of reconstitution must have a score of 2 in at least one theme. The Underlying Index is reconstituted annually and rebalanced quarterly.
As of June 2025, Morningstar has identified seven exponential technology themes: artificial intelligence, energy innovation, fintech innovation, healthcare innovation, cybersecurity and defense tech, next gen transportation, and robotics. The themes are reviewed on an annual basis and may change over time. Morningstar’s sector strategists, directors and selection committee review the scores assigned by the Morningstar analysts and may calibrate or revise the scores to ensure consistency in scoring across analysts, sectors, geographies and themes. As a general matter, these themes focus on issuers that are either developing resources for others or are advanced in their own applications in the following areas: using artificial intelligence and its surrounding ecosystem to create new and original content; protecting organizations against cyberthreats; revolutionizing how military conflict is conducted; working to abate global climate change, reduce greenhouse gases, and develop novel energy sources; searching for and acknowledging nontraditional emerging funding sources, platforms, currency, and stored and transferred value; unlocking the human genome and developing novel therapies, devices, and diagnostics to address unmet medical needs; replacing traditional human-operated, internal combustion engine-based vehicles; and engaging with the design, construction, operation, and application of robots.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Exponential Technologies ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated July 24, 2025
to the currently effective Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”) for the iShares Exponential Technologies ETF (XT) (the “Fund”)
Effective September 22, 2025, the Fund’s name will be changed as follows:

Current Fund Name	New Fund Name

iShares Exponential Technologies ETF	iShares Future Exponential Technologies ETF
Change to the Underlying Index
Morningstar, Inc. (the “Index Provider” or “Morningstar”) has updated the index methodology for the Morningstar® Exponential Technologies Index (the “Underlying Index” of the Fund). The updated index methodology will move to a modified float-adjusted market capitalization weighting scheme (from equal weighting), add capping to individual security weight and theme exposure weight, adopt a quarterly rebalancing schedule (from annual), and target an updated set of themes. These index enhancements are intended to better harness the information contained in market prices, increase investment capacity, and keep the index aligned with distinctive transformational technologies. The Index Provider will implement the transition of the Underlying Index to the updated index methodology in two phases. The first phase will take place after the market close of September 19, 2025, via a one‑time, off‑cycle reconstitution, where the index will move approximately halfway between the Underlying Index’s pre‑reconstitution level and the final target. The second phase will be implemented during the regular annual reconstitution in December 2025. During the interim period between the two reconstitutions, the index may include more than 200 stocks.
Accordingly, the Fund will implement changes in the updated index methodology in the same transition schedule as set out by the Index Provider. The Fund will implement the first phase after market close on September 19, 2025 to be effective at market open on September 22, 2025 and the second phase after market close on December 19, 2025 to be effective at market open on December 22, 2025.
Effective September 22, 2025, in accordance with the Index Provider’s changes to the Underlying Index’s methodology, the Fund will be updated as follows:
Change to the Fund’s “Principal Investment Strategies”
The first five paragraphs of the section entitled Principal Investment Strategies of the Summary Prospectus and Prospectus of the Fund are deleted in their entirety and replaced with the following:
The Fund seeks to track the investment results of the Morningstar® Exponential Technologies IndexSM (the “Underlying Index”), which measures the performance of equity securities issued by companies that Morningstar, Inc. (the “Index Provider” or “Morningstar”) has determined are positioned to experience meaningful economic benefits as a supplier or producer of promising technologies. Exponential technologies displace older technologies, create new markets, and have the potential to affect significant economic impacts.
The Underlying Index is a subset of the Morningstar Global Markets Index (the “Parent Index”). To be eligible for inclusion in the Underlying Index, constituents must be (1) companies that have an average three-month trailing daily trading volume of $2 million or greater and float market capitalization greater than $300 million and (2) companies that received a thematic exposure score of 1 or higher on at least one of the targeted themes as determined by Morningstar’s Global Equity Research team and its analysts. The Morningstar analysts perform fundamental research to assign companies within the eligible universe thematic exposure scores of 0, 1, 2, 3, or 4 based on exponential technology themes. Analysts assess whether exposure to a theme will drive a material net profit increase and then project the percentage of revenue a company will derive from exposure to each theme or subtheme over the next five years.
The Underlying Index is weighted by float-adjusted market capitalization with individual constituent weight capped at 4% and core exposure to each theme capped at 25%, where the aggregate weight of the stocks that receive a score of 2 or higher count toward core exposure to that theme. Current constituents must have an average three-month trading volume not less than $1.5 million or free-float market capitalization greater than $200 million for continued inclusion in the Underlying Index. To ensure representation across each theme, Morningstar prioritizes theme leaders for inclusion in the Underlying Index. Morningstar identifies “Theme Leaders” by prioritizing up to the top 10 scoring companies within each theme based on the following criteria listed in descending order of preference: highest thematic score, existing constituents over new constituents and smaller market capitalization over larger market capitalization. Theme Leaders are prioritized for inclusion in the Underlying Index, and remaining constituents are then ranked in descending order based on the number of themes in which a company scores a “4,” the number of themes in which a company scores a “3,” the number of themes in which a company scores a “2,” and the number of themes in which a company scores a “1,” followed by existing constituents over new constituents, and lastly, smaller market capitalization over larger market capitalization. From this prioritization, companies are added to the list of constituents until the Underlying Index hits the targeted 200 constituents, but the Underlying Index can have more or fewer than the targeted 200. After selection and weighting of the portfolio, 90% of index weight at the time of reconstitution must have a score of 2 in at least one theme. The Underlying Index is reconstituted annually and rebalanced quarterly.
As of June 2025, Morningstar has identified seven exponential technology themes: artificial intelligence, energy innovation, fintech innovation, healthcare innovation, cybersecurity and defense tech, next gen transportation, and robotics. The themes are reviewed on an annual basis and may change over time. Morningstar’s sector strategists, directors and selection committee review the scores assigned by the Morningstar analysts and may calibrate or revise the scores to ensure consistency in scoring across analysts, sectors, geographies and themes. As a general matter, these themes focus on issuers that are either developing resources for others or are advanced in their own applications in the following areas: using artificial intelligence and its surrounding ecosystem to create new and original content; protecting organizations against cyberthreats; revolutionizing how military conflict is conducted; working to abate global climate change, reduce greenhouse gases, and develop novel energy sources; searching for and acknowledging nontraditional emerging funding sources, platforms, currency, and stored and transferred value; unlocking the human genome and developing novel therapies, devices, and diagnostics to address unmet medical needs; replacing traditional human-operated, internal combustion engine-based vehicles; and engaging with the design, construction, operation, and application of robots.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.